Regulatory Matters	12 Months Ended
Dec. 31, 2016
Banking and Thrift [Abstract]
Regulatory Matters
Note 11:	Regulatory Matters

The Company and the Bank are subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory–and possibly additional discretionary–actions by regulators that, if undertaken, could have a direct material effect on the Company’s and the Bank’s financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company and the Bank must meet specific capital guidelines that involve quantitative measures of assets, liabilities and certain off-balance-sheet items as calculated under regulatory accounting practices. The capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings and other factors. Furthermore, the Company and the Bank’s regulators could require adjustments to regulatory capital not reflected in these financial statements.

In July 2013, the Federal Reserve approved final rules, referred to herein as the Basel III Rules, establishing a new comprehensive capital framework for U.S. banking organizations. The Basel III Rules generally implement the Basel Committee on Banking Supervision’s December 2010 final capital framework referred to as “Basel III” for strengthening international capital standards. The Basel III Rules substantially revise the risk-based capital requirements applicable to bank holding companies and their depository institution subsidiaries, including the Company and Citizens, as compared to the current U.S. general risk-based capital rules. The Basel III Rules revise the definitions and the components of regulatory capital, as well as address other issues affecting the computation of regulatory capital ratios. The Basel III rules added another capital ratio component “Tier 1 Common Capital Ratio” which is a measurement of a bank’s core equity capital compared with its total risk-weighted assets The Basel III Rules also prescribe a new standardized approach for risk weightings that expand the risk-weighting categories from the current categories to a larger more risk-sensitive number of categories, depending on the nature of the assets, generally ranging from 0% for U.S. government and agency securities, to 600% for certain equity exposures, and resulting in higher risk weights for a variety of asset classes. The Basel III capital rules became effective for the Company and Citizens on January 1, 2015, subject to phase-in periods for certain components. The Company’s management believes that the Company and Citizens will be able to meet targeted capital ratios upon implementation of the revised requirements as finalized. The minimum capital requirements exclude the capital conservation buffer required to avoid limitations on capital distributions, including dividend payments and certain discretionary bonus payments to executive officers. The capital conservation buffer was 0.625% at December 31, 2016. The net unrealized gain or loss on available-for-sale securities is not included in computing regulatory capital.

As of December 31, 2016, the Company exceeded its minimum regulatory capital requirements with a total risk-based capital ratio of 13.6%, common equity tier 1 ratio of 11.8%, Tier 1 risk-based capital ratio of 12.9% and a Tier 1 leverage ratio of 11.0%.

As of December 31, 2016, the most recent notification from Federal Deposit Insurance Corporation categorized the Bank as well capitalized under the regulatory framework for prompt corrective action. To be categorized as well-capitalized, the Bank must maintain capital ratios as set forth in the table. There are no conditions or events since that notification that management believes have changed the Bank’s category.

The Company’s and Bank’s actual capital amounts and ratios are presented in the following table.

					To Be Well Capitalized
			For Capital Adequacy		Under Prompt Corrective
	Actual		Purposes		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)
As of December 31, 2016
Total Capital
(to Risk-Weighted Assets)
Consolidated	$48,429	13.6%	$28,516	8.0%	N/A	N/A
Citizens	41,801	11.8	28,382	8.0	$35,478	10.0%

Common Equity Tier 1 Capital
(to Risk-Weighted Assets)
Consolidated	$42,088	11.8%	$16,040	4.5%	N/A	N/A
Citizens	39,460	11.1	15,965	4.5	$23,061	6.5%

Tier I Capital
(to Risk-Weighted Assets)
Consolidated	$46,088	12.9%	$21,387	6.0%	N/A	N/A
Citizens	39,460	11.1	21,287	6.0	$28,382	8.0%

Tier I Capital
(to Average Assets)
Consolidated	$46,088	11.0%	$16,729	4.0%	N/A	N/A
Citizens	39,460	9.3	17,048	4.0	$21,310	5.0%

As of December 31, 2015
Total Capital
(to Risk-Weighted Assets)
Consolidated	$46,854	14.7%	$25,573	8.0%	N/A	N/A
Citizens	41,858	13.2	25,378	8.0	$31,722	10.0%

Common Equity Tier 1 Capital
(to Risk-Weighted Assets)
Consolidated	$40,417	12.6%	$14,385	4.5%	N/A	N/A
Citizens	39,421	12.4	14,275	4.5	$20,619	6.5%

Tier I Capital
(to Risk-Weighted Assets)
Consolidated	$44,417	13.9%	$19,179	6.0%	N/A	N/A
Citizens	39,421	12.4	19,033	6.0	$25,378	8.0%

Tier I Capital
(to Average Assets)
Consolidated	$44,417	10.9%	$16,376	4.0%	N/A	N/A
Citizens	39,421	9.7	16,200	4.0	$20,251	5.0%